CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Current assets:
Cash and cash equivalents	₽ 96,519	$ 1,076.2	₽ 83,131	$ 926.9	₽ 79,275	₽ 132,398
Other current assets	23,184	258.4	16,971
Total current assets	310,895	3,466.4	239,934
Equity method investments	731	8.2	2,118
Investments in non-marketable equity securities	8,278	92.3	6,746
Other non-current assets	29,735	331.5	15,277
Total non-current assets	475,733	5,304.3	376,785
TOTAL ASSETS	786,628	8,770.7	616,719
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	490,336	5,467.1	278,541
Equity	296,292	3,303.6	338,178		₽ 272,056	₽ 344,935
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	786,628	8,770.7	616,719
Parent Company
Current assets:
Cash and cash equivalents	6,991	77.9	8,860
Receivables from consolidated subsidiaries	11,910	132.8	86
Other current assets	779	8.7	373
Total current assets	19,680	219.4	9,319
Equity method investments	577	6.4	1,377
Investments in non-marketable equity securities	8,267	92.2	6,483
Investments in consolidated subsidiaries	298,434	3,327.5	300,730
Other non-current assets	873	9.7	49
Total non-current assets	308,151	3,435.8	308,639
TOTAL ASSETS	327,831	3,655.2	317,958
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	31,555	351.8	1,650
Equity	296,276	3,303.4	316,308
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	₽ 327,831	$ 3,655.2	₽ 317,958